Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	2021	2020	2019
Fixed lease cost (a)	¥801,292	¥748,230	¥851,555
Variable lease cost (b)	33,167	24,484	30,901
Short-term cost	38,876	11,669	10,979
Total	¥873,335	¥784,383	¥893,435
(a)	This includes the amount of ¥420,138 thousand, ¥478,225 thousand and ¥580,074 thousand recoverable from sublessees for the years ended December 31, 2021, 2020 and 2019, respectively.
(b)	This includes the amount of ¥17,838 thousand, ¥14,146 thousand and ¥27,606 thousand recoverable from sublessees for the years ended December 31, 2021, 2020 and 2019, respectively.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥881,822	¥797,623	¥375,270
Right-of-use assets obtained in exchange for lease liabilities	917,135	604,703	749,008
Weighted average remaining lease term (in years)	3.2	2.8	3.3
Weighted average discount rate	1.64%	1.45%	1.45%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2022	¥773,383
2023	490,042
2024	278,068
2025	181,245
2026	112,678
2027 and thereafter	113,935
Total	1,949,351
Less: Interest component	(65,395)
Present value of minimum lease payments	¥1,883,956

Schedule of subleases

	Thousands of Yen
	2021	2020	2019
Fixed sublease income	¥420,138	¥478,225	¥580,074
Variable sublease income	17,838	14,146	27,606
Total	¥437,976	¥492,371	¥607,680

Thousands of Yen
Year ending December 31:
2022	¥328,989
2023	225,351
2024	92,165
2025	45,374
2026	23,279
2027 and thereafter	18,267
Total	¥733,425